FINANCIAL INSTRUMENTS - Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Carrying Amount	$ 499,985,000	$ 279,463,000
Change in deferred tax recognized in OCI	463,000	(750,000)	$ (83,000)
Amounts reclassified from cash flow hedging reserve to earnings	(531,000)	0	$ 0
Interest rate swap agreements
Disclosure of detailed information about hedging instruments [line items]
Carrying amount included in other assets	2,266,000	2,139,000
Change in value of hedging instrument recognized in OCI	970,000	2,358,000
Change in deferred tax recognized in OCI	463,000	(750,000)
Balance in cash flow hedge reserve for continuing hedges	2,177,000	1,588,000
Balance remaining in cash flow hedge reserve from hedging relationship for which hedge accounting no longer applies	313,000	0
Senior Unsecured Notes denominated in USD
Disclosure of detailed information about hedging instruments [line items]
Carrying Amount	245,252,000	0
Hedges of net investment | IPG (US) Inc.
Disclosure of detailed information about hedging instruments [line items]
Change in value of hedging instrument recognized in OCI	(9,421,000)
Hedges of net investment | Senior Unsecured Notes denominated in USD
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	250,000,000
Carrying Amount	245,252,000
Change in value used for calculating hedge ineffectiveness	(10,926,000)
Hedge ineffectiveness recognized in earnings	(1,527,000)
CTA | Hedges of net investment | Senior Unsecured Notes denominated in USD
Disclosure of detailed information about hedging instruments [line items]
Change in value of hedging instrument recognized in OCI	(9,421,000)
Foreign exchange impact recognized in CTA	22,000
Accumulated other comprehensive loss, Reserve for cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Amounts reclassified from cash flow hedging reserve to earnings	(531,000)
Accumulated other comprehensive loss, Reserve for cash flow hedges | Interest rate swap agreements
Disclosure of detailed information about hedging instruments [line items]
Hedge ineffectiveness recognized in earnings	0
Amounts reclassified from cash flow hedging reserve to earnings	$ (531,000)	$ 0